Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Current Assets
Cash	$ 155,347	$ 67,137	$ 95,726	$ 354
Accounts Receivable	95,406	371,557	132,201
Inventory	632,794	961,181	755,471
Prepaid Expense	1,755,506	916,607	988,026	$ 916,667
Investments	185,400	183,899	0
Total current assets	2,824,453	2,500,381	1,971,424	917,020
Property and Equipment, net	51,607	45,406	14,687	1,560
TOTAL ASSETS	2,876,060	2,545,787	1,986,111	918,581
Current Liabilities
Accounts Payable and Accrued Liabilities	684,429	305,843	193,013
Accounts Payable				8,713
Accrued Liabilities				427,741
Loans From Shareholders	45,319	192,500	11,000	61,766
Convertible Notes Payable, Net of Debt Discount	642,500	486,986	1,303,989	204,002
Accrued Interest	45,364	13,794	121,457	59,333
Deferred Revenue	500,000	500,000	29,952
Derivative Liability	1,918,124	2,386,559	11,504,057	211,395
Total Current Liabilities Subject to Compromise				964,237
Total Current liabilities	3,835,736	3,885,682	13,163,468	972,950
Stockholders' deficit
Preferred Stock - Series A - Par Value of $.001 1,000,000 shares authorized as of March 31, 2016, June 30, 2015 and 2014; 1,000,000 shares issued and outstanding as of March 31, 2016, June 30, 2015 and 2014	1,000	1,000	1,000	1,000
Preferred Stock - Series B - Par Value of $.001 9,000,000 shares authorized as of March 31,2016, June 30, 2015 and 2014; 0 shares outstanding as of March 31, 2016, June 30, 2015 and 2014	0	0	0	0
Preferred Stock - Series C - Par Value of $.001 2,000,000 shares authorized as of March 31, 2016 1,107,607 and zero shares issued and outstanding as of March 31, 2016 and June 30, 2015 respectively	1,107	1,107	0	0
Common Stock - Par Value of $.001 800,000,000 , 600,000,000 shares authorized as of March 31, 2016, June 30, 2015; 501,851504 and 400,356,154 shares issued and outstanding as of Marchr 31, 2016 and June 30, 2015; 5,000,000,000 shares authorized as of June 30, 2014; 702,433,700 shares issued and outstanding as of June 30, 2014	501,852	478,377	400,356	202,434
Additional Paid In Capital	13,438,864	10,656,104	7,625,395	2,322,103
Accumulated Deficit	(14,902,499)	(12,476,483)	(19,204,108)	(2,579,906)
Total stockholders' deficit	(959,676)	(1,339,895)	(11,177,357)	(54,369)
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT	$ 2,876,060	$ 2,545,787	$ 1,986,111	$ 918,581